Income tax - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Line Items]
Income tax (benefit)/expense relating to components of other comprehensive (loss)/income	€ 83,000,000	€ 13,000,000	€ 26,000,000
Deferred tax liability recognized on investment in subsidiaries	0
Luxembourg
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	37,000,000
United States
Disclosure Of Income Tax [Line Items]
Unrecognized deferred tax assets	780,000,000
Net operating loss carry-forwards	238,000,000
United States | Federal
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	7,000,000
United States | State And Local
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	231,000,000
Sweden
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	870,000,000
India
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	117,000,000
Other foreign countries
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	43,000,000
Provisions
Disclosure Of Income Tax [Line Items]
Uncertain tax position liability, expected to be resolved	21,000,000
Uncertain tax position liability	29,000,000
Uncertain tax positions expected to be resolved in the next twelve months	€ 0